Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,560,725.16
Previously Paid Amount	0
Total Fee Amount	851.35
Total Offset Amount	0
Net Fee	$ 851.35